ORGANIZATION AND NATURE OF BUSINESS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
ORGANIZATION AND NATURE OF BUSINESS
Balance as of January 1st, 2025	$ 22,799,219	$ 19,686,091
Provisions for credit losses	0	58,913
Foreign exchange adjustments	878,430	(1,525,426)
Other adjustments	(18,687)
Balance as of March 31, 2025	$ 23,658,962	$ 22,799,219